DERIVATIVE WARRANT LIABILITY	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016
Notes to Financial Statements
NOTE 7. DERIVATIVE WARRANT LIABILITY

Derivative financial instruments are recognized as a liability on the consolidated balance sheet and measured at fair value. At December 31, 2016 and September 30, 2016, the Company had outstanding warrants to purchase 4,033,334 shares and 4,616,668 shares, respectively, of its common stock that are considered to be derivative instruments since the agreements contain “down round” provisions whereby the exercise price of the warrants is subject to adjustment in the event that the Company issues common stock for less than $0.60 per share within one-year of the original issuance of the warrants (see Note 6).

The Company performs valuations of the warrants using the Black-Scholes option pricing model which value was also compared to a Binomial Option Pricing Model for reasonableness. The Black-Scholes option pricing model requires input of assumptions including the risk-free interest rates, volatility, expected life and dividends. Selection of these inputs involves management’s judgment and may impact net loss. Due to our limited operating history and limited number of sales of our common stock, we estimate our volatility based on a number of factors including the volatility of comparable publicly traded pharmaceutical companies. The volatility factor used in the Black-Scholes option pricing model has a significant effect on the resulting valuation of the derivative liabilities on our balance sheet. The volatility calculated at December 31, 2016 was 76%. We used a risk-free interest rate of 1.93%, estimated lives of 4.02 to 4.32 years, which are the remaining contractual lives of the warrants subject to “down round” provisions, and no dividends to our common stock. The volatility calculated at September 30, 2016 was 73%. We used a risk-free interest rate of 1.14%, estimated lives of 4.10 to 4.57 years, which are the remaining contractual lives of the warrants subject to “down round” provisions, and no dividends to our common stock.

During the three months ended December 31, 2016, anti-dilution rights related to warrants to purchase 583,334 shares of common stock expired which resulted in a reclassification from derivative warrant liability to additional paid-in capital of $149,209.

The table below presents the changes in the derivative warrant liability, which is measured at fair value on a recurring basis and classified as Level 3 in the fair value hierarchy:

	Three Months Ended December 31, 2016	Three Months Ended December 31, 2015
Derivative warrant liability, beginning of period	$1,681,973	$738,955
Fair value of warrants issued	—	157,984
Total realized/unrealized gains included in net loss	(622,186)	(23,940)
Reclassification of liability to additional paid-in capital	(149,209)	—
Derivative warrant liability, end of period	$910,578	$872,999

Derivative financial instruments are recognized as a liability on the consolidated balance sheet and measured at fair value. At September 30, 2016 and 2015, the Company had outstanding warrants to purchase 4,616,668 and 3,037,037 shares, respectively, of its common stock that are considered to be derivative instruments since the agreements contain “down round” provisions whereby the exercise price of the warrants is subject to adjustment in the event that the Company issues common stock for less than $0.60 per share within one-year of the issuance of the warrants (see Note 7).

The Company performs valuations of the warrants using a probability weighted Black-Scholes option pricing model which value was also compared to a Binomial Option Pricing Model for reasonableness. This model requires input of assumptions including the risk-free interest rates, volatility, expected life and dividend rates, and has also considered the likelihood of “down-round” financings. Selection of these inputs involves management’s judgment and may impact net income. Due to our limited operating history and limited number of sales of our common stock, we estimate our volatility based on a number of factors including the volatility of comparable publicly traded pharmaceutical companies. The volatility factor used in the Black-Scholes option pricing model has a significant effect on the resulting valuation of the derivative liabilities on our balance sheet. The volatility calculated at September 30, 2016 was 73% and we used a risk-free interest rate of 1.14%, estimated lives of 4.10 to 4.57 years, which are the remaining contractual lives of the warrants subject to “down-round” provisions, and no dividends to our common stock. The volatility calculated at September 30, 2015 was 57% and we used a risk-free interest rate of 1.37%, estimated lives of 4.47 to 4.96 years, which are the remaining contractual lives of the warrants subject to “down-round” provisions, and no dividends to our common stock.

On September 12, 2015, anti-dilution rights related to warrants to purchase 5,080,080 shares of common stock expired which resulted in a reclassification from derivative warrant liability to additional paid-in capital of $1,148,328. During the year ended September 30, 2016, anti-dilution rights related to warrants to purchase 3,037,037 shares of common stock expired which resulted in a reclassification from derivative warrant liability to additional paid-in capital of $1,093,765.

The table below presents the changes in the derivative warrant liability, which is measured at fair value on a recurring basis and classified as Level 3 in fair value hierarchy (see Note 4):

	Year Ended September 30, 2016	Year Ended September 30, 2015	Nine Months Ended September 30, 2014

Derivative warrant liability, beginning of period	$738,955	$1,450,943	$—
Fair value of warrants issued	1,198,564	768,435	1,459,531
Total realized/unrealized losses (gains) included in net loss	838,219	(332,095)	(8,588)
Reclassification of liability to additional paid-in capital	(1,093,765)	(1,148,328)	—
Derivative warrant liability, end of period	$1,681,973	$738,955	$1,450,943